SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 8,374	$ 8,558
Depreciation	1,647	1,574
Exploration, evaluation and project expenses	354	237
Other expenses (income)	(799)	60
Net income	1,516	861
Accretion	67	50
Share of income (loss)	78	206
Cost of sales (excluding depreciation)	5,300	5,405
Pierina
Disclosure of operating segments [line items]
Cost of sales (excluding depreciation)	174	82
Pueblo Viejo
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	567	623
Cost of sales, attributable to non-controlling interests	285	249
Share of income (loss)	276	373
Acacia
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	271	377
Cost of sales, attributable to non-controlling interests	169	259
Share of income (loss)	69	108
Operating segments
Disclosure of operating segments [line items]
Revenue	8,374	8,558
Direct mining, royalties and community relations	3,624	3,751
Depreciation	1,619	1,556
Exploration, evaluation and project expenses	168	115
Other expenses (income)	157	83
Net income	2,806	3,053
Accretion	55	41
Operating segments | Barrick Nevada
Disclosure of operating segments [line items]
Revenue	2,961	2,703
Direct mining, royalties and community relations	1,076	1,089
Depreciation	793	807
Exploration, evaluation and project expenses	24	19
Other expenses (income)	16	17
Net income	1,052	771
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Revenue	1,417	1,548
Direct mining, royalties and community relations	501	497
Depreciation	229	147
Exploration, evaluation and project expenses	0	0
Other expenses (income)	16	3
Net income	671	901
Operating segments | Lagunas Norte
Disclosure of operating segments [line items]
Revenue	514	548
Direct mining, royalties and community relations	177	180
Depreciation	68	96
Exploration, evaluation and project expenses	4	3
Other expenses (income)	6	9
Net income	259	260
Operating segments | Veladero
Disclosure of operating segments [line items]
Revenue	591	685
Direct mining, royalties and community relations	291	346
Depreciation	119	118
Exploration, evaluation and project expenses	3	1
Other expenses (income)	5	0
Net income	173	220
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Revenue	280	322
Direct mining, royalties and community relations	131	128
Depreciation	28	27
Exploration, evaluation and project expenses	0	0
Other expenses (income)	2	1
Net income	119	166
Operating segments | Acacia
Disclosure of operating segments [line items]
Revenue	751	1,045
Direct mining, royalties and community relations	362	553
Depreciation	107	166
Exploration, evaluation and project expenses	0	27
Other expenses (income)	91	0
Net income	191	299
Operating segments | Pascua-Lama
Disclosure of operating segments [line items]
Revenue	0	0
Direct mining, royalties and community relations	0	0
Depreciation	8	7
Exploration, evaluation and project expenses	125	59
Other expenses (income)	(10)	1
Net income	(123)	(67)
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	1,860	1,707
Direct mining, royalties and community relations	1,086	958
Depreciation	267	188
Exploration, evaluation and project expenses	12	6
Other expenses (income)	31	52
Net income	$ 464	$ 503